Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,690,000
Previously Paid Amount	0.00
Total Fee Amount	258.74
Total Offset Amount	0.00
Net Fee	258.74
Narrative - Max Aggregate Offering Price	$ 1,690,000
Final Prospectus	true